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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                      Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Equity Opportunity Fund
           SCHEDULE OF INVESTMENTS  8/31/06 (unaudited)

Shares                                                      Value

         COMMON STOCKS - 100.4 %
         Energy - 4.5 %
         Coal & Consumable Fuels - 0.5 %
  3,200  Alpha Natural Resources, Inc. *                 $   58,016
  4,400  Foundation Coal Holdings, Inc. *                   158,048
                                                         $  216,064
         Oil & Gas Exploration & Production - 0.7 %
  6,730  Pogo Producing Co. *                            $  298,879
         Oil & Gas Refining & Marketing - 3.3 %
 22,200  Tesoro Petroleum Corp.                          $ 1,434,342
         Total Energy                                    $ 1,949,285
         Materials - 15.6 %
         Aluminum - 0.4 %
  6,700  Alcoa, Inc. *                                   $  191,553
         Commodity Chemicals - 0.7 %
 11,100  Georgia Gulf Corp. *                            $  294,594
         Construction Materials - 0.7 %
  6,753  Texas Industries, Inc. *                        $  316,986
         Diversified Chemical - 2.1 %
  7,100  FMC Corp. *                                     $  433,952
 30,975  Olin Corp. *                                       465,554
                                                         $  899,506
         Diversified Metals & Mining - 0.5 %
  3,800 Freeport-McMoRan Copper & Gold, Inc. (Class B) $ 221,198 Fertilizers & Agricultural Chemicals - 3.3 %
 33,000  The Scotts Miracle-Gro Co.*                     $ 1,416,360
         Forest Products - 0.6 %
 12,247  Louisiana-Pacific Corp. *                       $  239,551
         Gold - 1.8 %
 23,400  Barrick Gold Corp. *                            $  783,432
         Industrial Gases - 1.1 %
  7,000  Air Products & Chemicals, Inc.                  $  464,030
         Metal & Glass Containers - 1.2 %
 12,000  Crown Cork & Seal Co., Inc. *                   $  220,680
 20,306  Owens-Illinois, Inc. *                             307,839
                                                         $  528,519
         Paper Packaging - 0.5 %
 17,173  Smurfit -Stone Container Corp. *                $  195,601
         Paper Products - 0.7 %
119,400  Abitibi-Consolidated, Inc. * (b)                $  322,380
         Specialty Chemicals - 2.0 %
 16,200  Arch Chemicals, Inc.                            $  449,388
 22,670  RPM, Inc. *                                        426,423
                                                         $  875,811
         Total Materials                                 $ 6,749,521
         Capital Goods - 13.6 %
         Aerospace & Defense - 1.5 %
  3,700  DRS Technologies, Inc.                          $  153,069
  2,400  Ducommun, Inc. *                                    41,592
 15,279  EDO Corp. *                                        356,459
  2,739  Esterline Technologies Corp. *                      95,947
                                                         $  647,067
         Building Products - 1.9 %
 34,767  Lennox International, Inc. *                    $  818,415
         Construction & Farm Machinery & Heavy Trucks - 0.6 %
 16,992  Wabash National Corp.                           $  234,320
         Electrical Component & Equipment - 2.8 %
  4,850  AMETEK, Inc.                                    $  207,968
  5,100  Franklin Electric Co., Inc. *                      245,871
 19,700  General Cable Corp.*                               759,041
                                                         $ 1,212,880
         Industrial Machinery - 6.6 %
 19,598  Donaldson Co., Inc. *                           $  654,181
  5,900  Gardner Denver, Inc. *                             212,223
  5,200  Idex Corp. *                                       218,348
 15,000  ITT Corp.                                          734,250
 12,662  Kaydon Corp. (b)                                   482,549
  3,800  Kennametal, Inc. *                                 200,412
  2,877  Mueller Industries, Inc.                           110,247
  4,550  Parker Hannifin Corp. *                            336,928
                                                         $ 2,949,138
         Trading Companies & Distributors - 0.2 %
  1,750  Wesco International, Inc. *                     $  102,375
         Total Capital Goods                             $ 5,964,195
         Commercial Services & Supplies - 0.8 %
         Office Services & Supplies - 0.8 %
  5,800  Avery Dennison Corp. *                          $  359,252
         Total Commercial Services & Supplies            $  359,252
         Media - 0.2 %
         Advertising - 0.2 %
  7,285  The Interpublic Group of Companies, Inc. * (b)  $   66,876
         Total Media                                     $   66,876
         Health Care Equipment & Services - 7.5 %
         Health Care Distributors - 1.2 %
 15,900  Owens & Minor, Inc.                             $  511,503
         Health Care Equipment - 2.7 %
  8,000  Beckman Coulter, Inc. *                         $  438,160
 30,300  Steris Corp. *                                     720,534
                                                         $ 1,158,694
         Health Care Supplies - 3.6 %
  4,500  Haemonetics Corp. *                             $  209,610
 39,800  Inverness Medical Innovations, Inc. * (b)         1,344,046
                                                         $ 1,553,656
         Total Health Care Equipment & Services          $ 3,223,853
         Pharmaceuticals & Biotechnology - 12.1 %
         Biotechnology - 4.6 %
 19,700  Cubist Pharmaceuticals, Inc. * (b)              $  462,162
 25,000  Human Genome Sciences, Inc. *                      280,750
 28,469  PDL BioPharma, Inc. *                              560,839
 20,000  Vertex Pharmaceuticals, Inc. *                     689,000
                                                         $ 1,992,751
         Life Sciences Tools & Services - 7.3 %
 15,285  Bio-Rad Laboratories, Inc. *                    $ 1,122,072
 10,050  Fisher Scientific International, Inc. *            786,212
 31,330  Thermo Electron Corp. *                           1,228,136
                                                         $ 3,136,420
         Pharmaceuticals - 0.2 %
  4,400  Bristol-Myers Squibb Co. *                      $   95,700
         Total Pharmaceuticals & Biotechnology           $ 5,224,871
         Banks - 2.0 %
         Thrifts & Mortgage Finance - 2.0 %
 41,160  Sovereign Bancorp, Inc. *                       $  857,774
         Total Banks                                     $  857,774
         Insurance - 0.4 %
         Insurance Brokers - 0.4 %
  5,200  Aon Corp. *                                     $  179,764
         Total Insurance                                 $  179,764
         Real Estate - 22.7 %
         Diversified Real Estate Investment Trust - 2.6 %
 19,900  Liberty Property Trust                          $  952,613
  3,800  Washington Real Estate Investment Trust * (b)      154,356
                                                         $ 1,106,969
         Office Real Estate Investment Trust - 5.8 %
 34,465  Equity Office Properties Trust (b)              $ 1,278,307
 23,100  Mack-Cali Realty Corp. *                          1,227,765
                                                         $ 2,506,072
         Real Estate Management & Development - 2.8 %
 22,616  Forest City Enterprises, Inc.                   $ 1,216,288
         Retail Real Estate Investment Trust - 7.4 %
  3,300  Federal Realty Investment Trust                 $  244,431
 39,948  General Growth Pro TLB SC *                       1,810,843
 26,493  Saul Centers, Inc. *                              1,156,684
                                                         $ 3,211,958
         Specialized Real Estate Investment Trust - 4.1 %
 79,000  Host Hotels & Resorts, Inc. *                   $ 1,780,660
         Total Real Estate                               $ 9,821,947
         Technology Hardware & Equipment - 1.8 %
         Electronic Equipment & Instruments - 1.8 %
  8,600  Amphenol Corp. (Class A) *                      $  494,242
  4,900  Itron, Inc. * (b)                                  274,302
                                                         $  768,544
         Total Technology Hardware & Equipment           $  768,544
         Semiconductors - 1.4 %
         Semiconductor Equipment - 1.4 %
 29,297  FEI Co. * (b)                                   $  608,206
         Total Semiconductors                            $  608,206
         Utilities - 17.5 %
         Gas Utilities - 13.3 %
 36,885  Atmos Energy Corp.                              $ 1,062,288
 36,400  National Fuel Gas Co.                             1,389,388
 12,400  Questar Corp.                                     1,073,096
 18,200  SEMCO Energy, Inc. *                               106,652
 59,100  Southern Union Co. *                              1,633,524
 15,700  Washington Gas Light Co. *                         487,799
                                                         $ 5,752,747
         Independent Power Producer & Energy Traders - 2.6 %
 22,300  NRG Energy, Inc. * (b)                          $ 1,129,272
         Multi-Utilities - 1.6 %
 16,383  CMS Energy Corp. *                              $  239,847
 12,200  OGE Energy Corp. *                                 454,328
                                                         $  694,175
         Total Utilities                                 $ 7,576,194
         TOTAL COMMON STOCKS
         (Cost  $39,333,252)                             $ 43,350,282
         TEMPORARY CASH INVESTMENTS
         Security Lending Collateral - 12.5%
5,424,947Security Lending Investment Fund, 5.23%         $ 5,424,947
         TOTAL TEMPRARY CASH INVESTMENTS
         (Cost $5,424,947)                               $ 5,424,947
         TOTAL INVESTMENT IN SECURITIES - 112.9%
         (Cost  $44,757,534) (a)                         $ 48,775,229
         OTHER ASSETS AND LIABILITIES - (12.9)%          $ (5,588,726)
         TOTAL NET ASSETS - 100.0%                       $ 43,186,503

       * Non-income producing security.

       (aAt August 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $44,757,534 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 5,620,460

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value   (1,603,430)

         Net unrealized loss                             $ 4,017,030

       (bAt August 31, 2006, the following securities were out on loan:
Shares                       Security                       Value

117,057  Abitibi-Consolidated, Inc. *                    $ 316,054
19,503   Cubist Pharmaceuticals, Inc. *                    457,540
33,558   Equity Office Properties Trust                    1,244,666
29,004   FEI Co. *                                         602,442
 7,136   The Interpublic Group of Companies, Inc. *         65,508
29,997   Inverness Medical Innovations, Inc. *             1,012,999
 4,851   Itron, Inc. *                                     271,559
 2,166   Kaydon Corp.                                       82,546
22,077   NRG Energy, Inc. *                                1,117,979
 3,762   Washington Real Estate Investment Trust *         152,812
         Total                                           $ 5,324,105


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.